                                    ANNUAL REPORT

                                   AUGUST 31, 1997

                               THE RUSHMORE FUND, INC.

                                    NOVA PORTFOLIO

                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                               STATEMENT OF NET ASSETS
                                   AUGUST 31, 1997

                                                                                       VALUE
                                                                       SHARES         (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS:  4.7% OF NET ASSETS
GAS AND ELECTRIC:  4.7%
Wisconsin Fuel and Light (Cost $59,250)                                   1,500    $    59,250

MONEY MARKET FUNDS:  94.1%
Fund for Government Investors (Cost $1,184,145)                       1,184,145      1,184,145
                                                                                   -----------
Total Investments: 98.8% (Cost $1,243,395)                                           1,243,395

Other Assets less Liabilities:  1.2%                                                    14,578
                                                                                   -----------
Net Assets:  100.0%                                                                $ 1,257,973
                                                                                   -----------
                                                                                   -----------
Net Asset Value per Share (Based on 113,546 Shares Outstanding)                         $11.08
                                                                                   -----------
                                                                                   -----------


                          SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                               STATEMENT OF OPERATIONS
                          FOR THE YEAR ENDED AUGUST 31, 1997

INVESTMENT INCOME
    Dividend Income  (Note 1). . . . . . . . . . . . . . . . . .     $   15,163

    Interest Income  (Note 1). . . . . . . . . . . . . . . . . .         18,550
                                                                     ----------
         Total Investment Income . . . . . . . . . . . . . . . .         33,713
EXPENSES

    Investment Advisory Fee (Note 2) . . . . . . . . . . . . . .          4,470

    Administrative Fee (Note 2). . . . . . . . . . . . . . . . .          2,981
                                                                     ----------
         Total Expenses. . . . . . . . . . . . . . . . . . . . .          7,451

         Less Expenses Waived by Investment Adviser. . . . . . .         (4,470)
                                                                     ----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . .          2,981
                                                                     ----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .         30,732

NET  REALIZED GAIN ON INVESTMENTS. . . . . . . . . . . . . . . .         83,806
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . .     $  114,538
                                                                     ----------
                                                                     ----------


                          See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS
                            FOR THE YEARS ENDED AUGUST 31,


                                                                                           1997            1996
                                                                                        -----------     -----------
INCREASE (DECREASE) IN NET ASSESTS

OPERATIONS
    Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    30,732     $    7,902
    Net Realized Gains on Investment Transactions. . . . . . . . . . . . . . . . . .         83,806         34,335
    Net Unrealized Depreciation of Investments . . . . . . . . . . . . . . . . . . .              -         (3,633)
                                                                                        -----------     -----------
         Net Increase in Net Assets Resulting from Operations. . . . . . . . . . . .        114,538         38,604
                                                                                        -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS

    From Net Investment Income (Note 1). . . . . . . . . . . . . . . . . . . . . . .         (1,818)       (20,173)
    From Net Realized Gain on Investments. . . . . . . . . . . . . . . . . . . . . .              -        (73,109)
                                                                                        -----------     -----------
         Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . .         (1,818)       (93,282)
                                                                                        -----------     -----------

SHARE TRANSACTIONS

    Net Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . .      1,042,946        156,369
    Net Asset Value of Shares Issued in Reinvestment of Distributions. . . . . . . .          1,818         12,407
    Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              -       (693,776)
                                                                                        -----------     -----------
         Net Increase (Decrease) in Net Assets Resulting from Share Transactions . .      1,044,764       (525,000)
                                                                                        -----------     -----------

            Total Increase (Decrease) in Net Assets. . . . . . . . . . . . . . . . .      1,157,484       (579,678)

NET ASSETS - Beginning of Year . . . . . . . . . . . . . . . . . . . . . . . . . . .        100,489        680,167
                                                                                        -----------     -----------
NET ASSETS - End of Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,257,973     $  100,489
                                                                                        -----------     -----------
                                                                                        -----------     -----------
SHARES

    Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        103,364         14,855
    Issued in Reinvestment of Distributions. . . . . . . . . . . . . . . . . . . . .            182          1,123
    Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              -        (68,478)
                                                                                        ---------------------------
         Net Increase in Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .        103,546        (52,500)
                                                                                        ---------------------------
                                                                                        ---------------------------


                          See Notes to Financial Statements.

                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                                 FINANCIAL HIGHLIGHTS
                            For the Years Ended August 31,



                                                               1997         1996         1995           1994          1993
                                                            ---------    ---------    ---------      --------      ---------
Per Share Operating Performance:
     Net Asset Value - Beginning of Year. . . . . . . . . . $   10.05    $   10.88            -      $  10.01      $    9.46
                                                            ---------    ---------    ---------      --------      ---------
     Income from Investment Operations:
      Net Investment Income . . . . . . . . . . . . . . . .     0.392        0.435     $  0.310         0.060          0.157
      Net Realized and Unrealized Gain on Securities. . . .     0.820        3.529        0.570             -          0.711
                                                            ---------    ---------    ---------      --------      ---------
         Total from Investment Operations . . . . . . . . .     1.212        3.964        0.880         0.060          0.868
                                                            ---------    ---------    ---------      --------      ---------
     Distributions to Shareholders:
      From Net Investment Income. . . . . . . . . . . . . .    (0.182)      (0.590)           -             -         (0.318)
      From Net Realized Gain on Investments . . . . . . . .         -       (3.114)           -             -             -
                                                            ---------    ---------    ---------      --------      ---------
         Total Distributions to Shareholders. . . . . . . .    (0.182)      (3.704)           -             -         (0.318)
                                                            ---------    ---------    ---------      --------      ---------
     Liquidation of Assets and Redemption of all
       Outstanding Shares . . . . . . . . . . . . . . . . .         -      (11.090)           -       (10.070)             -
     From Share Transactions. . . . . . . . . . . . . . . .         -     10.000(1)    10.000(2)            -              -
                                                            ---------    ---------    ---------      --------      ---------
     Net Increase (Decrease) in Net Asset Value . . . . . .      1.03        (0.83)       10.88        (10.01)          0.55
                                                            ---------    ---------    ---------      --------      ---------
     Net Asset Value - End of Year. . . . . . . . . . . . . $   11.08    $   10.05    $   10.88             -      $   10.01
                                                            ---------    ---------    ---------      --------      ---------
                                                            ---------    ---------    ---------      --------      ---------

Total Investment Return . . . . . . . . . . . . . . . . . .     12.25%        7.58%        8.80%(b)      0.90%          9.36%

Ratios to Average Net Assets:
     Expenses after Fee Waiver. . . . . . . . . . . . . . .      0.50%        1.19%(a)     1.25%(c)      0.90%(a)       1.36%
     Expenses before Fee Waiver . . . . . . . . . . . . . .      1.25%           -            -             -              -
     Net Investment Income. . . . . . . . . . . . . . . . .      5.16%        3.32%        2.97%(c)      2.41%          1.56%

Supplementary Data:
     Portfolio Turnover Rate. . . . . . . . . . . . . . . .   1,307.5%        71.2%       224.4%            -        1,288.9%
     Net Assets at End of Year (000's omitted). . . . . . .     1,258          100          680             -            468
     Number of Shares Outstanding at End of
       Year (000's omitted) . . . . . . . . . . . . . . . .       114           10           63             -             47


1 During the year ended August 31, 1996, all outstanding shares were redeemed at a net asset value of $11.09 per share, thereby resulting in the liquidation of all net assets of the Portfolio. Subsequently, 10,000 shares were sold at $10.00 per share thereby resulting in Money Management Associates, the Portfolio's adviser, and another affiliated person of the Portfolio, owning 100% of the Portfolio's shares.
2 During the year ended August 31, 1995, 62,500 shares were sold at $10.00 per share when the net asset value of the portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio's adviser, and other affiliated persons of the Portfolio, owning 80% of the Portfolio's shares.
a Reflects all fees paid for services provided during the period. Investment advisory services were not provided for part of the period due to investment activity having ceased.
b Reflects the total return for the period January 3, 1995 through August 31, 1995. January 3, 1995 represents the first date during fiscal year 1995 that the portfolio had net assets and shareholders.
c  Annualized.


                          See Notes to Financial Statements.

                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                            NOTES TO FINANCIAL STATEMENTS
                                   AUGUST 31, 1997

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Rushmore Fund, Inc. (Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund consists of two separate portfolios each with its own investment objectives and policies. These financial statements report on one of the two portfolios: the Nova Portfolio. The Nova Portfolio ("Portfolio") is a non-diversified investment company. On August 31, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Portfolio consistently follows:

    (a) Listed securities are valued at the last sales price. Options and futures contracts are valued at the last sales price as of the close of trading on the applicable exchanges. If market quotations are not readily available, the Board of Directors will value the Portfolio's securities in good faith.

    (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities are computed on an identified cost basis.

    (c) Income dividends are declared and paid annually in the Portfolio. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed annually in the Portfolio. Long-term gains, if any, are distributed annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

    (e) When the Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Portfolio's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment advisory and management services are provided by Money
    Management Associates, ("Adviser"). Under an agreement with the Adviser, the Portfolio pays a fee for such services at an annual rate of 0.75% of the average daily net assets of the Portfolio. Certain Officers and Directors of the Fund are affiliated with the Adviser.

    Rushmore Trust and Savings, FSB (Trust), a majority owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Portfolio. In addition, the Trust serves as custodian of the Portfolio's assets and pays the operating expenses of the Portfolio. For these services, the Trust receives an annual fee of 0.50% of the average net assets of the Portfolio.

    The Portfolio invests its excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Portfolio.

3.  SECURITIES TRANSACTIONS

    For the year ended August 31, 1997, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

              Purchases . . . . . . . . . . . . . . . . . .     $2,063,888
                                                                ----------
                                                                ----------
              Sales . . . . . . . . . . . . . . . . . . . .     $2,088,464
                                                                ----------
                                                                ----------

4.  NET UNREALIZED APPRECIATION OF INVESTMENTS

    Unrealized appreciation as of August 31, 1997, and cost for Federal income tax purposes is as follows:

              Gross Unrealized Appreciation . . . . . . . .     $        0

              Gross Unrealized Depreciation . . . . . . . .              0
                                                                ----------
              Net Unrealized Appreciation . . . . . . . . .     $        0
                                                                ----------
                                                                ----------
              Cost of Investments for Federal
                 Income Tax purposes. . . . . . . . . . . .     $1,243,395
                                                                ----------
                                                                ----------

5.  NET ASSETS

    At August 31, 1997, net assets consisted of the following:

              Paid-in-Capital . . . . . . . . . . . . . . .     $1,144,764

              Undistributed Net Investment Income . . . . .         29,403

              Accumulated Net Realized Gain on Investments.         83,806
                                                                ----------

              Net Assets. . . . . . . . . . . . . . . . . .     $1,257,973
                                                                ----------
                                                                ----------

                             INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
of The Rushmore Fund, Inc.:

We have audited the statement of assets and liabilities of the Nova Portfolio (one of the Portfolios) of The Rushmore Fund, Inc., as of August 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1997, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Nova Portfolio (one of the Portfolios) of The Rushmore Fund, Inc., at August 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the presented periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
October 10, 1997